File No. 333-110037
                                           Filed Pursuant to Rule 497(e) under
                                                    the Securities Act of 1933


                       Pioneer Select Mid Cap Growth Fund
                  (formerly, Pioneer Growth Opportunities Fund)

                         Supplement dated June 10, 2013
          to the Statement of Additional Information dated May 1, 2013


On June 7, 2013, Pioneer Growth Opportunities Fund (the "Fund") acquired the assets and liabilities of Pioneer Select Mid Cap Growth Fund (the predecessor fund). As a result of the reorganization, the predecessor fund's performance and financial history became the Fund's performance and financial history. As part of the reorganization, the Fund was renamed Pioneer Select Mid Cap Growth Fund.

The "Annual fee, expense and other information" appearing in this Statement of Additional Information is that of the Fund prior to the reorganization.

The following replaces corresponding information in the "Investment adviser" section.

Advisory fee

As compensation for its management services and expenses incurred, the Fund pays Pioneer a fee at the annual rate of 0.625% of the fund's average daily net assets up to $500 million, 0.60% of the next $500 million, 0.575% on assets over $1 billion. The fee is computed and accrued daily and paid monthly.

The following replaces corresponding information in the "Portfolio management" section.

Other accounts managed by the portfolio managers

The following reflects consolidated information of the Fund and the predecessor fund as of May 31, 2013.


                                                                       Number of        Assets
                                                                        Accounts       Managed
                                                                     Managed for     for which
                                                                  which Advisory      Advisory
Name of                                 Number of                         Fee is        Fee is
Portfolio                                Accounts    Total Assets   Performance-  Performance-
Manager     Type of Account               Managed Managed (000's)          Based Based (000's)
----------- --------------------------- --------- --------------- -------------- --------------
Ken Winston Other Registered Investment
            Companies                           1    $125,209,000            N/A           N/A

            Other Pooled Investment
            Vehicles                            0              $0            N/A           N/A

            Other Accounts                      0              $0            N/A           N/A

Shaji John  Other Registered
            Investment Companies                1    $125,209,000            N/A           N/A

            Other Pooled Investment             0              $0            N/A           N/A


            Vehicles

            Other Accounts                      0              $0            N/A           N/A

Jon         Other Registered Investment
Stephenson  Companies                           1    $125,209,000            N/A           N/A

            Other Pooled Investment
            Vehicles                            0              $0            N/A           N/A

            Other Accounts                      0              $0            N/A           N/A

The following supplements information in the "Compensation of portfolio managers" section.

Equity Analysts. Fundamental analysts are eligible for annual cash performance bonuses. Bonus awards are largely determined by:

    .  performance of the analyst's investment recommendations (60%)

    .  the analyst's contribution to overall product performance (40%)

Performance measurement is 80% weighted to four-year performance and 20% weighted to one-year performance. The analyst's contribution to overall equity product performance is determined by quantitative and qualitative factors. 20% of the annual cash performance bonus is deferred for three years and is "cliff" vested. Company results affect an analyst's actual bonus by a leverage factor of plus or minus a predetermined percentage.

The following replaces corresponding information in the "Share ownership by portfolio managers" section.

Share ownership by portfolio managers

The following reflects consolidated information of the Fund and the predecessor fund as of May 31, 2013.

                           Beneficial Ownership
Name of Portfolio Manager  of the Fund*
-------------------------  --------------------
Ken Winston                E
Shaji John                 A
Jon Stephenson             A

*  Key to Dollar Ranges

A.     None

B.     $1 - $10,000

C.     $10,001 - $50,000

D.     $50,001 - $100,000

E.     $100,001 - $500,000

F.     $500,001 - $1,000,000

G.     Over $1,000,000

Financial statements

The Fund's financial statements and financial highlights for the fiscal year ended November 30, 2012 appearing in the predecessor fund's annual report, filed with the SEC on January 29, 2013 (Accession No.
0000078713-13-000008) are incorporated by reference into this statement of additional information.